Employee Benefits	12 Months Ended
Dec. 31, 2023
Employee benefits
Employee benefits

25.Employee Benefits

	For the year ended December 31
(in EUR 000)	2023	2022	2021
Salaries	16,400	13,530	8,373
Social charges	1,363	1,077	793
Fringe benefits	33	48	297
Defined contribution plan	296	264	335
Holiday pay	485	340	390
Share-based payment (see note 16)	2,611	2,697	1,270
Other	1,353	929	245
Total employee benefits	22,541	18,885	11,703

	For the year ended December 31
(in EUR 000)	2023	2022	2021
Selling, general and administrative expenses	8,738	7,811	3,718
Research & Development expenses	13,803	11,074	7,985
Total employee benefits	22,541	18,885	11,703

As at December 31, 2023, the Company employed 146.8 (2022: 137.5) full-time equivalents, including white-collar employees and consultants. The following table presents a breakdown of the Company’s full-time equivalents as at December, 2023, 2022 and 2021:

	As at December 31
(in FTE’s)	2023	2022	2021
Selling, General & Administration	40.4	34.9	28.0
Research & Development	106.4	102.6	78.2
Total	146.8	137.5	106.2

As at December 31, 2023, the Company had 47.9 full-time equivalents located in Belgium (2022: 55.9), 46.4 full-time equivalents located in Israel (2022: 44.6), 4.0 full-time equivalents located in Australia (2022: 6.0), 35.0 full-time equivalents located in USA (2022: 31.0) and 13.5 full-time equivalents located in Germany (2022: 0.0)